Subsequent Events - Additional Information (Details) - Subsequent Event - USD ($) $ in Thousands			1 Months Ended	3 Months Ended
	Mar. 13, 2018	Feb. 07, 2018	Feb. 28, 2018	Mar. 31, 2018
Subsequent Event [Line Items]
Proceeds from public offering		$ 110,000
Class B Ordinary Shares
Subsequent Event [Line Items]
Number of preferred shares issued			12,064,825
American Depositary Shares | Green Shoe
Subsequent Event [Line Items]
Number of preferred shares issued	400,000
Number of shares converted	1,100,000
2018 Share Incentive Plan | Share Options
Subsequent Event [Line Items]
Share options granted				3,489,469